OMB APPROVAL
OMB Number: 3235-0058 Expires: April 30, 2009 Estimated average burden hours per response 2.50
SEC FILE NUMBER 000-51309

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 12b-25

(Check one):	☒ Form 10-K Form 20-F  Form 11-K  Form 10-Q  Form 10-D  Form N-SAR  Form N-CSR
NOTIFICATION OF LATE FILING

For Period Ended: December 31, 2008
	Transition Report on Form 10-K
	Transition Report on Form 20-F
	Transition Report on Form 11-K
	Transition Report on Form 10-Q
	Transition Report on Form N-SAR
For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION
PDC 2005-A Limited Partnership
Full Name of Registrant

Former Name if Applicable

1775 Sherman Street, Suite 3000
Address of Principal Executive Office (Street and Number)

Denver, CO 80203
City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense
(b)
The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or subject distribution report on Form 10-D, or  portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.
We determined that we were unable to file our Form 10-K for the year ended December 31, 2008 by the March 31, 2009 due date or by the April 15, 2009 extension date.

We are not able to file a timely Form 10-K for the year ended December 31, 2008 because we have not completed the closing process of our books and records necessary to prepare the required financial statements for the 2008 reporting periods.  We plan to file a comprehensive Form 10-K for 2008 which will include unaudited condensed financial information for the quarters ended March 31, 2008, June 30, 2008 and September 30, 2008 as soon as practicable.

Management of the Partnership expects to report a material weakness in its internal control over financial reporting in its 2008 Annual Report on Form 10-K filing.

PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

Darwin L. Stump Chief Accounting Officer Petroleum Development Corporation, Managing General Partner	304	842-3597
(Name)	(Area Code)	(Telephone Number)

(2)
Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed?  If answer is no, identify report(s).          Yes    No ☒

Form 10-Q for the quarter ended March 31, 2008
Form 10-Q for the quarter ended June 30, 2008
Form 10-Q for the quarter ended September 30, 2008
Form 10-K for the year ended December 31, 2008

We completed and filed a comprehensive Form 10-K for 2005-2007 on February 27, 2008.

(3)
Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?           Yes ☒ No 

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

We cannot comment on the results of our operations for the year ended December 31, 2008.  However, it should be noted that average oil and gas prices have declined steadily each quarter from December 2006 through September 2007 and increased during the fourth quarter of 2007 through July 2008.  Prices experienced a steep decline through the last two quarters of 2008.  The following table identifies significant production information for the Partnership ($ in thousands except per Mcfe amounts):

				Per Mcfe
Year Ended		Oil & Gas	Production	Average	Production
December 31:	Mmcfe	Sales*	Costs	Price*	Costs
2008	952.9	$7,438	$1,890	$7.81	$1.98
2007	1,401.4	7,988	1,872	5.70	1.34

Note: The 2008 amounts are based on internal unaudited information. *Excluding the impact of derivative instruments.

PDC 2005-A Limited Partnership
____________________________
(Name of Registrant as specified in charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: April 2, 2009	By	/s/ Gysle R. Shellum
Gysle R. Shellum, Chief Financial Officer of Petroleum Development Corporation